Investments in Associates - Summary (Details) - USD ($) $ in Millions						12 Months Ended
	Dec. 20, 2024	Dec. 19, 2024	Dec. 26, 2023	Dec. 25, 2023	Dec. 11, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in Associates
Fair value						$ 10,743.8	$ 10,207.8
Associates and joint ventures						7,153.3	6,607.6
Fairfax India investments in associates						1,352.3	1,429.7
Total						8,505.6	8,037.3	$ 7,435.7
Share of profit (loss) of associates						$ 956.3	1,022.2
Go Digit Infoworks Services Private Limited
Investments in Associates
Ownership percentage						49.00%
Peak Achievement Athletics, Inc.
Investments in Associates
Ownership percentage	100.00%	42.60%
Insurance and reinsurance
Investments in Associates
Fair value						$ 745.9	711.2
Associates and joint ventures						532.8	368.7
Total						532.8	368.7
Share of profit (loss) of associates						$ 57.7	$ 80.7
Insurance and reinsurance | Go Digit Infoworks Services Private Limited
Investments in Associates
Ownership percentage						49.00%	49.00%
Fair value						$ 434.9	$ 477.2
Associates and joint ventures						325.3	146.6
Total						325.3	146.6
Share of profit (loss) of associates						59.7	43.2
Insurance and reinsurance | Gulf Insurance Group K.S.C.P.
Investments in Associates
Ownership percentage			90.00%	43.70%
Share of profit (loss) of associates							42.6
Insurance and reinsurance | Other
Investments in Associates
Fair value						311.0	234.0
Associates and joint ventures						207.5	222.1
Total						207.5	222.1
Share of profit (loss) of associates						(2.0)	(5.1)
Non-insurance
Investments in Associates
Fair value						9,997.9	9,496.6
Associates and joint ventures						6,620.5	6,238.9
Fairfax India investments in associates						1,352.3	1,429.7
Total						7,972.8	7,668.6
Share of profit (loss) of associates						898.6	941.5
Non-insurance | Quess Corp Limited
Investments in Associates
Share of profit (loss) of associates							$ (47.0)
Non-insurance | IIFL Finance Limited
Investments in Associates
Ownership percentage							15.10%
Non-insurance | Eurobank Ergasias Services & Holdings S.A
Investments in Associates
Ownership percentage					34.10%
Non-insurance | India
Investments in Associates
Fair value						3,050.1	$ 3,013.9
Associates and joint ventures						453.0	457.4
Fairfax India investments in associates						1,352.3	1,429.7
Total						1,805.3	1,887.1
Share of profit (loss) of associates						$ 52.4	$ 106.9
Non-insurance | India | Bangalore International Airport Limited
Investments in Associates
Ownership percentage						64.00%	64.00%
Fair value						$ 1,632.0	$ 1,600.0
Fairfax India investments in associates						787.5	783.0
Total						787.5	783.0
Share of profit (loss) of associates						$ 27.4	$ 16.0
Non-insurance | India | CSB Bank Limited
Investments in Associates
Ownership percentage						40.00%	49.70%
Fair value						$ 254.8	$ 409.3
Fairfax India investments in associates						197.2	223.0
Total						197.2	223.0
Share of profit (loss) of associates						$ 24.9	$ 35.4
Non-insurance | India | Quess Corp Limited
Investments in Associates
Ownership percentage						34.60%	34.70%
Fair value						$ 397.3	$ 323.6
Associates and joint ventures						426.4	433.0
Total						426.4	433.0
Share of profit (loss) of associates						$ 10.4	$ (47.0)
Non-insurance | India | Sanmar Chemical Enterprises Limited
Investments in Associates
Ownership percentage						42.90%	42.90%
Fair value						$ 201.4	$ 302.9
Fairfax India investments in associates						81.6	156.1
Total						81.6	156.1
Share of profit (loss) of associates						$ (72.7)	$ 0.6
Non-insurance | India | IIFL Capital Services Limited
Investments in Associates
Ownership percentage						30.70%	30.90%
Fair value						$ 362.7	$ 165.7
Associates and joint ventures						15.8	13.6
Fairfax India investments in associates						120.4	103.8
Total						136.2	117.4
Share of profit (loss) of associates						$ 26.1	$ 12.4
Non-insurance | India | Seven Islands Shipping Limited
Investments in Associates
Ownership percentage						48.50%	48.50%
Fair value						$ 146.0	$ 142.8
Fairfax India investments in associates						134.3	133.6
Total						134.3	133.6
Share of profit (loss) of associates						34.4	42.6
Non-insurance | India | IIFL Finance Limited
Investments in Associates
Share of profit (loss) of associates							45.1
Non-insurance | India | Other
Investments in Associates
Fair value						55.9	69.6
Associates and joint ventures						10.8	10.8
Fairfax India investments in associates						31.3	30.2
Total						42.1	41.0
Share of profit (loss) of associates						1.9	1.8
Non-insurance | Real estate
Investments in Associates
Fair value						272.2	177.3
Associates and joint ventures						273.5	177.3
Total						273.5	177.3
Share of profit (loss) of associates						(9.7)	(7.4)
Non-insurance | Real estate | KWF Real Estate Ventures Limited Partnerships
Investments in Associates
Fair value						106.4	104.0
Associates and joint ventures						106.4	104.0
Total						106.4	104.0
Share of profit (loss) of associates						7.8	6.4
Non-insurance | Real estate | Other
Investments in Associates
Fair value						165.8	73.3
Associates and joint ventures						167.1	73.3
Total						167.1	73.3
Share of profit (loss) of associates						(17.5)	(13.8)
Non-insurance | Other
Investments in Associates
Fair value						6,675.6	6,305.4
Associates and joint ventures						5,894.0	5,604.2
Total						5,894.0	5,604.2
Share of profit (loss) of associates						$ 855.9	$ 842.0
Non-insurance | Other | Eurobank Ergasias Services & Holdings S.A
Investments in Associates
Ownership percentage						34.40%	34.10%
Fair value						$ 2,923.5	$ 2,251.6
Associates and joint ventures						2,374.8	2,099.5
Total						2,374.8	2,099.5
Share of profit (loss) of associates						$ 515.0	$ 437.7
Non-insurance | Other | Poseidon Corp.
Investments in Associates
Ownership percentage						43.30%	43.40%
Fair value						$ 2,046.3	$ 2,046.3
Associates and joint ventures						1,858.5	1,706.4
Total						1,858.5	1,706.4
Share of profit (loss) of associates						212.6	$ 149.6
Non-insurance | Other | Stelco Holdings Inc.
Investments in Associates
Ownership percentage							23.60%
Fair value							$ 491.6
Associates and joint ventures							291.6
Total							291.6
Share of profit (loss) of associates						$ 18.3	$ 23.7
Non-insurance | Other | EXCO Resources Inc.
Investments in Associates
Ownership percentage						49.30%	48.30%
Fair value						$ 459.6	$ 435.2
Associates and joint ventures						458.1	417.6
Total						458.1	417.6
Share of profit (loss) of associates						39.6	$ 129.1
Non-insurance | Other | Peak Achievement Athletics, Inc.
Investments in Associates
Ownership percentage							42.60%
Fair value							$ 226.1
Associates and joint ventures							129.4
Total							129.4
Share of profit (loss) of associates						$ 57.0	$ 23.3
Non-insurance | Other | Helios Fairfax Partners Corporation
Investments in Associates
Ownership percentage						36.30%	36.30%
Fair value						$ 73.3	$ 91.5
Associates and joint ventures						162.7	197.6
Total						162.7	197.6
Share of profit (loss) of associates						(34.8)	9.2
Non-insurance | Other | Partnerships, trusts and other
Investments in Associates
Fair value						1,172.9	763.1
Associates and joint ventures						1,039.9	762.1
Total						1,039.9	762.1
Share of profit (loss) of associates						$ 48.2	$ 69.4